INCOME TAXES - Income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income tax expense:
State					$ 60	$ 5
Total					60	5
Deferred tax (benefit) expense:
Federal					(729)	179
State					(67)	18
Total					(796)	197
Total income tax (benefit) expense	$ (8)	$ 796	$ 788	$ 788	$ (736)	$ 202